Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 16.8%
Security	Principal Amount (000's omitted)	Value
Alinea CLO, Ltd., Series 2018-1A, Class E, 8.71%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	$2,000	$ 1,670,142
Allegany Park CLO, Ltd., Series 2019-1A, Class ER, 8.877%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	896,952
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 9.422%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	3,000	2,607,993
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 7.581%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000	1,744,974
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 9.028%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	1,806,395
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 7.261%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	4,000	3,444,644
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 8.212%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	3,000	2,586,492
Bain Capital Credit CLO, Ltd., Series 2018-1A, Class E, 8.133%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,500	2,976,302
Barings CLO, Ltd., Series 2018-1A, Class D, 8.012%, (3 mo. USD LIBOR + 5.50%), 4/15/31(1)(2)	5,000	4,123,485
Battalion CLO XXII, Ltd., Series 2021-22A, Class D, 6.06%, (3 mo. USD LIBOR + 3.35%), 1/20/35(1)(2)	2,000	1,844,726
Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class D, 8.66%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,000	2,589,546
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 8.31%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,000	4,204,210
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class E, 8.06%, (3 mo. USD LIBOR + 5.35%), 4/20/31(1)(2)	3,000	2,466,897
Benefit Street Partners CLO XVI, Ltd.:
Series 2018-16A, Class DR, 5.74%, (3 mo. USD LIBOR + 3.00%), 1/17/32(1)(2)	2,000	1,855,446
Series 2018-16A, Class E, 9.44%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,000	1,775,378
Benefit Street Partners CLO XVII, Ltd.:
Series 2019-17A, Class DR, 5.862%, (3 mo. USD LIBOR + 3.35%), 7/15/32(1)(2)	1,500	1,400,103
Series 2019-17A, Class ER, 8.862%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	750	657,274
Benefit Street Partners CLO XXII, Ltd.:
Series 2020-22A, Class DR, 5.827%, (3 mo. SOFR + 3.35%), 4/20/35(1)(2)	2,000	1,853,285
Series 2020-22A, Class ER, 9.407%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	1,859,854
Benefit Street Partners CLO XXV, Ltd.:
Series 2021-25A, Class D, 5.912%, (3 mo. USD LIBOR + 3.40%), 1/15/35(1)(2)	3,000	2,809,866
Series 2021-25A, Class E, 9.362%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	1,000	909,856
Security	Principal Amount (000's omitted)	Value
Betony CLO 2, Ltd., Series 2018-1A, Class D, 8.432%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	$3,000	$ 2,482,797
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class D1R, 6.21%, (3 mo. USD LIBOR + 3.50%), 10/20/34(1)(2)	3,500	3,300,398
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 9.028%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,814,828
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 8.513%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	913,172
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 9.893%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,745,700
BlueMountain CLO, Ltd.:
Series 2015-3A, Class A1R, 3.71%, (3 mo. USD LIBOR + 1.00%), 4/20/31(1)(2)	3,500	3,436,216
Series 2015-3A, Class DR, 8.11%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	2,000	1,605,926
Series 2016-3A, Class ER, 7.361%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,000	843,177
Series 2018-1A, Class E, 8.732%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	750	622,372
Canyon Capital CLO, Ltd.:
Series 2016-1A, Class ER, 8.262%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,272,504
Series 2016-2A, Class ER, 8.512%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	1,000	831,364
Series 2017-1A, Class E, 8.762%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	1,000	824,904
Series 2018-1A, Class E, 8.262%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,000	1,693,490
Series 2022-1A, Class D, 3.731%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,693,399
Carlyle CLO C17, Ltd., Series C17A, Class DR, 8.782%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,000	2,574,507
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 8.983%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,000	862,598
Series 2014-3RA, Class D, 8.169%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,000	1,620,656
Series 2014-4RA, Class D, 8.162%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,000	2,440,350
Series 2015-5A, Class DR, 9.41%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	3,500	2,995,800
Series 2019-4A, Class CR, 5.528%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,603,520
Series 2022-AA, Class C, (3 mo. SOFR + 3.55%), 4/20/35(1)(2)	3,000	2,761,410
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 8.928%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,792,072
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 9.31%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	889,041

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
CIFC Funding 2017-III, Ltd., Series 2017-3A, Class A1, 3.93%, (3 mo. USD LIBOR + 1.22%), 7/20/30(1)(2)	$1,125	$ 1,112,766
Crown City CLO III, Series 2021-1A, Class C, 6.01%, (3 mo. USD LIBOR + 3.30%), 7/20/34(1)(2)	1,000	889,616
Dryden CLO, Ltd.:
Series 2018-55A, Class E, 7.912%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	1,000	868,107
Series 2022-112A, Class E, (3 mo. SOFR + 7.78%), 8/15/34(1)(3)	1,000	970,000
Dryden Senior Loan Fund, Series 2016-42A, Class ER, 8.062%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	2,000	1,730,826
Elmwood CLO 14, Ltd.:
Series 2022-1A, Class D, 3.80%, (3 mo. SOFR + 3.15%), 4/20/35(1)(2)	2,000	1,852,017
Series 2022-1A, Class E, 7.00%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,833,729
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 9.244%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	1,903,099
Galaxy XXI CLO, Ltd.:
Series 2015-21A, Class DR, 5.36%, (3 mo. USD LIBOR + 2.65%), 4/20/31(1)(2)	5,000	4,504,635
Series 2015-21A, Class ER, 7.96%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	4,000	3,405,780
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 8.733%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	2,000	1,717,204
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 8.71%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	3,000	2,606,952
Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 8.46%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000	2,420,709
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 9.577%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,778,544
Golub Capital Partners CLO 53B, Ltd.:
Series 2021-53A, Class D, 5.76%, (3 mo. USD LIBOR + 3.05%), 7/20/34(1)(2)	2,000	1,778,926
Series 2021-53A, Class E, 9.41%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,000	861,430
Golub Capital Partners CLO 60B, Ltd., Series 2022-60A, Class D, 4.665%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	1,800	1,656,952
Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 6.54%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	3,000	2,690,232
Halseypoint CLO 5, Ltd., Series 2021-5A, Class D, 6.282%, (3 mo. USD LIBOR + 3.50%), 1/30/35(1)(2)	3,500	3,297,532
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 9.11%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	912,580
Security	Principal Amount (000's omitted)	Value
Highbridge Loan Management, Ltd., Series 3A-2014, Class DR, 9.24%, (3 mo. USD LIBOR + 6.50%), 7/18/29(1)(2)	$2,750	$ 2,281,972
ICG US CLO, Ltd., Series 2018-2A, Class E, 8.509%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	1,000	822,290
KKR SFR Warehouse Participation, 5.04%, (30-day average SOFR + 3.50%), 12/13/23(2)	11,808	11,679,565
Madison Park Funding XVII, Ltd.:
Series 2015-17A, Class DR, 6.332%, (3 mo. USD LIBOR + 3.60%), 7/21/30(1)(2)	3,500	3,328,664
Series 2015-17A, Class ER, 9.232%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,500	2,213,170
Madison Park Funding XXXVI, Ltd.:
Series 2019-36A, Class D1R, 5.981%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	947,271
Series 2019-36A, Class ER, 9.531%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,000	1,818,289
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 4.97%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,882,824
Mountain View CLO, LLC, Series 2017-2A, Class AR, 3.78%, (3 mo. USD LIBOR + 1.04%), 1/16/31(1)(2)	7,000	6,853,126
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 8.80%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	2,000	1,776,390
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 8.91%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	2,000	1,790,860
Neuberger Berman Loan Advisers CLO 49, Ltd., Series 2022-49A, Class E, 8.301%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	2,000	1,837,697
NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 5.509%, (1 mo. USD LIBOR + 3.25%), 5/25/55(1)(2)	4,400	4,198,759
Northwoods Capital, Ltd., Series 2018-11B1, Class A1, 3.838%, (3 mo. USD LIBOR + 1.10%), 4/19/31(1)(2)	9,852	9,682,067
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	1,067	985,055
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	6,701	6,272,490
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 8.59%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	1,500	1,334,761
Series 2015-1A, Class DR4, 8.005%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,819,702
Series 2018-1A, Class D, 7.89%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	4,000	3,497,916
Series 2018-2A, Class D, 8.34%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,500	2,210,432
Series 2021-2A, Class E, 8.862%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	902,250
Series 2022-1A, Class D, 3.516%, (3 mo. SOFR + 3.05%), 4/20/35(1)(2)	2,450	2,287,950
Series 2022-3A, Class E, (3 mo. SOFR + 7.98%), 7/20/35(1)(3)	1,000	994,152

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 5.109%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	$5,000	$ 4,938,723
Series 2018-GT2, Class A, 4.909%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	4,272	4,189,163
Series 2022-GT1, Class A, 5.764%, (30-day average SOFR + 4.25%), 5/25/27(1)(2)	6,000	5,983,886
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 8.74%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	3,000	2,653,974
Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 8.462%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	3,000	2,433,144
Sandstone Peak, Ltd., Series 2021-1A, Class D, 6.062%, (3 mo. USD LIBOR + 3.55%), 10/15/34(1)(2)	4,000	3,536,780
Shackleton CLO, Ltd., Series 2015-7RA, Class AR, 3.662%, (3 mo. USD LIBOR + 1.15%), 7/15/31(1)(2)	11,000	10,794,025
Steele Creek CLO, Ltd., Series 2014-1RA, Class A, 3.802%, (3 mo. USD LIBOR + 1.07%), 4/21/31(1)(2)	9,132	8,993,511
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(4)	56,715	53,540,001
Upland CLO, Ltd., Series 2016-1A, Class DR, 8.61%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	2,000	1,662,380
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 8.96%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	2,000	1,560,740
VM Pronto SFR Warehouse Participation, 5.07%, (30-day average SOFR + 3.55%), 9/3/24(2)	27,891	27,376,623
Voya CLO, Ltd.:
Series 2013-1A, Class DR, 8.992%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	5,000	4,144,325
Series 2014-1A, Class DR2, 8.742%, (3 mo. SOFR + 6.26%), 4/18/31(1)(2)	2,000	1,621,182
Series 2015-3A, Class DR, 8.91%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	2,000	1,661,026
Series 2017-4A, Class A1, 3.642%, (3 mo. USD LIBOR + 1.13%), 10/15/30(1)(2)	5,087	5,030,936
Series 2018-2A, Class E, 7.762%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	1,000	809,399
Wellfleet CLO, Ltd.:
Series 2016-2A, Class A1R, 3.85%, (3 mo. USD LIBOR + 1.14%), 10/20/28(1)(2)	3,391	3,361,977
Series 2019-1A, Class CR, 6.26%, (3 mo. USD LIBOR + 3.55%), 7/20/32(1)(2)	2,500	2,349,350
Series 2021-2A, Class E, 9.472%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	1,000	903,025
Series 2022-1A, Class E, 9.98%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,806,757
Total Asset-Backed Securities (identified cost $377,304,458)		$348,264,236

Closed-End Funds — 0.4%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,029,156
PGIM Global High Yield Fund, Inc.	430,326	5,155,306
Western Asset High Income Opportunity Fund, Inc.	383,997	1,628,147
Total Closed-End Funds (identified cost $8,409,895)		$ 7,812,609

Collateralized Mortgage Obligations — 12.0%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I, LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(4)	$3,939	$ 3,946,359
Deephaven Residential Mortgage Trust:
Series 2020-2, Class B2, 5.866%, 5/25/65(1)(4)	4,273	4,160,246
Series 2020-2, Class M1, 4.112%, 5/25/65(1)(4)	3,500	3,406,830
FARM Mortgage Trust, Series 2022-1, Class B, 1/25/52(1)(3)	2,800	1,827,000
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	56	58,745
Series 4273, Class SP, 7.432%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(5)	516	543,679
Series 5071, Class SP, 2.236%, (3.30% - 30-day average SOFR), 2/25/51(5)	4,319	3,497,312
Series 5083, Class SK, 2.447%, (3.867% - 30-day average SOFR x 1.33), 3/25/51(5)	3,511	2,717,962
Series 5139, Class DZ, 2.50%, 9/25/51	1,988	1,690,534
Series 5144, Class Z, 2.50%, 9/25/51	7,338	6,349,394
Series 5150, Class QZ, 2.50%, 10/25/51	2,561	2,235,345
Series 5150, Class ZJ, 2.50%, 10/25/51	4,144	3,570,147
Series 5152, Class ZP, 3.00%, 7/25/50	9,784	8,824,363
Series 5159, Class ZP, 3.00%, 11/25/51	829	751,355
Series 5159, Class ZT, 3.00%, 11/25/51	1,647	1,523,768
Series 5160, Class ZY, 3.00%, 10/25/50	9,713	8,805,138
Series 5163, Class Z, 3.00%, 11/25/51	1,040	918,481
Series 5166, Class ZN, 3.00%, 9/25/50	1,889	1,802,677
Series 5168, Class MZ, 3.00%, 10/25/51	1,978	1,785,078
Interest Only:(6)
Series 380, Class C1, 3.00%, 1/25/50	34,305	5,372,271
Series 380, Class C5, 3.50%, 1/25/50	10,981	1,727,062
Series 2631, Class DS, 5.101%, (7.10% - 1 mo. USD LIBOR), 6/15/33(5)	701	41,478
Series 2956, Class SL, 5.001%, (7.00% - 1 mo. USD LIBOR), 6/15/32(5)	593	83,302
Series 3114, Class TS, 4.651%, (6.65% - 1 mo. USD LIBOR), 9/15/30(5)	1,639	129,088
Series 3153, Class JI, 4.621%, (6.62% - 1 mo. USD LIBOR), 5/15/36(5)	1,473	174,387
Series 4007, Class JI, 4.00%, 2/15/42	714	104,230

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4050, Class IB, 3.50%, 5/15/41	$155	$ 611
Series 4067, Class JI, 3.50%, 6/15/27	2,387	139,042
Series 4070, Class S, 4.101%, (6.10% - 1 mo. USD LIBOR), 6/15/32(5)	5,695	650,831
Series 4095, Class HS, 4.101%, (6.10% - 1 mo. USD LIBOR), 7/15/32(5)	1,204	102,109
Series 4109, Class ES, 4.151%, (6.15% - 1 mo. USD LIBOR), 12/15/41(5)	81	12,838
Series 4109, Class SA, 4.201%, (6.20% - 1 mo. USD LIBOR), 9/15/32(5)	2,547	325,251
Series 4149, Class S, 4.251%, (6.25% - 1 mo. USD LIBOR), 1/15/33(5)	1,861	235,867
Series 4163, Class GS, 4.201%, (6.20% - 1 mo. USD LIBOR), 11/15/32(5)	1,589	170,332
Series 4169, Class AS, 4.251%, (6.25% - 1 mo. USD LIBOR), 2/15/33(5)	2,558	261,099
Series 4180, Class GI, 3.50%, 8/15/26	500	7,050
Series 4188, Class AI, 3.50%, 4/15/28	2,120	106,138
Series 4189, Class SQ, 4.151%, (6.15% - 1 mo. USD LIBOR), 12/15/42(5)	526	77,366
Series 4203, Class QS, 4.251%, (6.25% - 1 mo. USD LIBOR), 5/15/43(5)	1,550	157,079
Series 4332, Class IK, 4.00%, 4/15/44	620	92,392
Series 4332, Class KI, 4.00%, 9/15/43	105	1,680
Series 4343, Class PI, 4.00%, 5/15/44	1,651	266,024
Series 4370, Class IO, 3.50%, 9/15/41	329	9,186
Series 4381, Class SK, 4.151%, (6.15% - 1 mo. USD LIBOR), 6/15/44(5)	1,416	176,146
Series 4388, Class MS, 4.101%, (6.10% - 1 mo. USD LIBOR), 9/15/44(5)	1,469	215,320
Series 4408, Class IP, 3.50%, 4/15/44	2,242	248,801
Series 4497, Class CS, 4.201%, (6.20% - 1 mo. USD LIBOR), 9/15/44(5)	1,441	48,938
Series 4507, Class MI, 3.50%, 8/15/44	931	37,658
Series 4507, Class SJ, 4.181%, (6.18% - 1 mo. USD LIBOR), 9/15/45(5)	4,318	726,766
Series 4520, Class PI, 4.00%, 8/15/45	10,604	1,334,635
Series 4528, Class BS, 4.151%, (6.15% - 1 mo. USD LIBOR), 7/15/45(5)	1,923	220,189
Series 4629, Class QI, 3.50%, 11/15/46	2,001	354,253
Series 4637, Class IP, 3.50%, 4/15/44	348	12,816
Series 4644, Class TI, 3.50%, 1/15/45	1,952	229,195
Series 4667, Class PI, 3.50%, 5/15/42	974	14,458
Series 4672, Class LI, 3.50%, 1/15/43	399	4,722
Series 4744, Class IO, 4.00%, 11/15/47	1,901	374,522
Series 4749, Class IL, 4.00%, 12/15/47	1,506	284,036
Series 4768, Class IO, 4.00%, 3/15/48	1,857	361,882
Series 5051, Class S, 2.086%, (3.60% - 30-day average SOFR), 12/25/50(5)	19,206	1,534,093
Series 5070, Class CI, 2.00%, 2/25/51	41,142	5,428,628
Security	Principal Amount (000's omitted)	Value
Principal Only:(7)
Series 4417, Class KO, 0.00%, 12/15/43	$539	$ 376,561
Series 4478, Class PO, 0.00%, 5/15/45	985	804,618
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-HQA3, Class B2, 9.759%, (1 mo. USD LIBOR + 7.50%), 9/25/49(1)(2)	1,250	1,219,344
Series 2020-DNA4, Class M2, 6.009%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	283	283,546
Series 2020-HQA4, Class M2, 5.409%, (1 mo. USD LIBOR + 3.15%), 9/25/50(1)(2)	814	816,875
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	32	32,622
Series 1994-42, Class K, 6.50%, 4/25/24	28	28,553
Series 2009-62, Class WA, 5.579%, 8/25/39(4)	824	860,424
Series 2013-6, Class TA, 1.50%, 1/25/43	632	599,511
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,526	1,367,139
Series 2021-56, Class LZ, 2.50%, 9/25/51	5,333	4,742,028
Series 2021-61, Class LZ, 2.50%, 9/25/51	3,705	3,202,655
Series 2021-61, Class Z, 2.50%, 9/25/51	7,868	6,842,449
Series 2021-77, Class WZ, 3.00%, 8/25/50	470	395,525
Series 2021-77, Class Z, 3.00%, 5/25/51	5,185	4,623,890
Series 2021-79, Class Z, 3.00%, 11/25/51	5,317	4,704,549
Interest Only:(6)
Series 2004-46, Class SI, 3.741%, (6.00% - 1 mo. USD LIBOR), 5/25/34(5)	1,461	127,943
Series 2005-17, Class SA, 4.441%, (6.70% - 1 mo. USD LIBOR), 3/25/35(5)	1,230	186,602
Series 2005-71, Class SA, 4.491%, (6.75% - 1 mo. USD LIBOR), 8/25/25(5)	186	4,621
Series 2005-105, Class S, 4.441%, (6.70% - 1 mo. USD LIBOR), 12/25/35(5)	983	146,479
Series 2006-44, Class IS, 4.341%, (6.60% - 1 mo. USD LIBOR), 6/25/36(5)	846	109,628
Series 2006-65, Class PS, 4.961%, (7.22% - 1 mo. USD LIBOR), 7/25/36(5)	832	145,562
Series 2006-96, Class SN, 4.941%, (7.20% - 1 mo. USD LIBOR), 10/25/36(5)	987	133,088
Series 2006-104, Class SD, 4.381%, (6.64% - 1 mo. USD LIBOR), 11/25/36(5)	883	117,296
Series 2006-104, Class SE, 4.371%, (6.63% - 1 mo. USD LIBOR), 11/25/36(5)	589	78,080
Series 2007-50, Class LS, 4.191%, (6.45% - 1 mo. USD LIBOR), 6/25/37(5)	1,132	145,106
Series 2008-26, Class SA, 3.941%, (6.20% - 1 mo. USD LIBOR), 4/25/38(5)	1,367	204,051
Series 2008-61, Class S, 3.841%, (6.10% - 1 mo. USD LIBOR), 7/25/38(5)	2,672	289,200
Series 2011-101, Class IC, 3.50%, 10/25/26	1,143	49,814
Series 2011-101, Class IE, 3.50%, 10/25/26	867	37,181
Series 2011-104, Class IM, 3.50%, 10/25/26	1,522	67,607
Series 2012-52, Class DI, 3.50%, 5/25/27	2,937	171,049

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2012-124, Class IO, 1.117%, 11/25/42(4)	$3,612	$ 150,553
Series 2012-139, Class LS, 4.437%, (6.15% - 1 mo. USD LIBOR), 12/25/42(5)	2,921	547,661
Series 2012-147, Class SA, 3.841%, (6.10% - 1 mo. USD LIBOR), 1/25/43(5)	3,311	631,014
Series 2012-150, Class PS, 3.891%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	3,996	580,315
Series 2012-150, Class SK, 3.891%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	5,268	978,144
Series 2013-11, Class IO, 4.00%, 1/25/43	11,686	1,520,408
Series 2013-12, Class SP, 3.391%, (5.65% - 1 mo. USD LIBOR), 11/25/41(5)	645	25,287
Series 2013-15, Class DS, 3.941%, (6.20% - 1 mo. USD LIBOR), 3/25/33(5)	4,490	459,129
Series 2013-23, Class CS, 3.991%, (6.25% - 1 mo. USD LIBOR), 3/25/33(5)	2,376	244,560
Series 2013-54, Class HS, 4.041%, (6.30% - 1 mo. USD LIBOR), 10/25/41(5)	642	8,555
Series 2013-64, Class PS, 3.991%, (6.25% - 1 mo. USD LIBOR), 4/25/43(5)	2,248	227,730
Series 2013-66, Class JI, 3.00%, 7/25/43	3,674	610,871
Series 2013-75, Class SC, 3.991%, (6.25% - 1 mo. USD LIBOR), 7/25/42(5)	3,457	154,721
Series 2014-32, Class EI, 4.00%, 6/25/44	833	137,743
Series 2014-41, Class SA, 3.791%, (6.05% - 1 mo. USD LIBOR), 7/25/44(5)	1,424	245,953
Series 2014-43, Class PS, 3.841%, (6.10% - 1 mo. USD LIBOR), 3/25/42(5)	1,279	108,973
Series 2014-55, Class IN, 3.50%, 7/25/44	2,333	432,541
Series 2014-64, Class BI, 3.50%, 3/25/44	407	14,716
Series 2014-67, Class IH, 4.00%, 10/25/44	1,508	323,181
Series 2014-80, Class CI, 3.50%, 12/25/44	1,450	268,392
Series 2014-89, Class IO, 3.50%, 1/25/45	2,237	493,639
Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(5)	1,960	20,761
Series 2015-14, Class KI, 3.00%, 3/25/45	2,643	424,956
Series 2015-22, Class GI, 3.50%, 4/25/45	846	150,180
Series 2015-31, Class SG, 3.841%, (6.10% - 1 mo. USD LIBOR), 5/25/45(5)	2,787	646,332
Series 2015-36, Class IL, 3.00%, 6/25/45	1,749	253,091
Series 2015-52, Class MI, 3.50%, 7/25/45	3,874	733,024
Series 2015-93, Class BS, 3.891%, (6.15% - 1 mo. USD LIBOR), 8/25/45(5)	1,597	110,125
Series 2018-21, Class IO, 3.00%, 4/25/48	4,586	789,662
Series 2021-94, Class CI, 3.00%, 1/25/52	13,205	2,048,096
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R04, Class 2B1, 7.509%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(2)	3,677	3,775,452
Series 2019-R06, Class 2B1, 6.009%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	1,000	966,157
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2021-136, Class Z, 2.50%, 8/20/51	$8,989	$ 7,641,962
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,653	1,551,520
Series 2021-154, Class ZC, 2.50%, 9/20/51	1,745	1,499,116
Series 2021-154, Class ZL, 3.00%, 9/20/51	2,752	2,453,437
Series 2021-165, Class MZ, 2.50%, 9/20/51	14,321	12,273,757
Series 2022-31, Class ZD, 3.00%, 2/20/52	841	803,430
Interest Only:(6)
Series 2014-68, Class KI, 0.337%, 10/20/42(4)	3,084	70,446
Series 2017-104, Class SD, 4.074%, (6.20% - 1 mo. USD LIBOR), 7/20/47(5)	5,184	678,844
Series 2017-121, Class DS, 2.374%, (4.50% - 1 mo. USD LIBOR), 8/20/47(5)	3,450	239,341
Series 2017-137, Class AS, 2.374%, (4.50% - 1 mo. USD LIBOR), 9/20/47(5)	4,722	320,132
Series 2020-116, Class MI, 2.00%, 8/20/50	18,595	2,366,281
Series 2020-134, Class LI, 2.50%, 9/20/50	8,495	1,010,207
Series 2020-146, Class IQ, 2.00%, 10/20/50	19,344	2,172,202
Series 2020-146, Class QI, 2.00%, 10/20/50	10,434	1,140,338
Series 2020-149, Class NI, 2.50%, 10/20/50	15,114	1,937,549
Series 2020-151, Class AI, 2.00%, 10/20/50	56,303	6,703,182
Series 2020-151, Class HI, 2.50%, 10/20/50	1,328	151,334
Series 2020-154, Class PI, 2.50%, 10/20/50	13,417	1,614,560
Series 2020-167, Class KI, 2.00%, 11/20/50	31,594	3,489,855
Series 2020-173, Class DI, 2.00%, 11/20/50	23,320	2,740,251
Series 2020-176, Class HI, 2.50%, 11/20/50	32,871	4,170,768
Series 2020-185, Class BI, 2.00%, 12/20/50	7,985	887,094
Series 2020-191, Class AI, 2.00%, 12/20/50	29,856	3,365,373
Series 2021-15, Class AI, 2.00%, 1/20/51	34,543	4,076,722
Series 2021-23, Class TI, 2.50%, 2/20/51	12,825	1,485,749
Series 2021-30, Class AI, 2.00%, 2/20/51	4,201	495,342
Series 2021-46, Class IM, 2.50%, 3/20/51	2,868	376,504
Series 2021-56, Class SE, 1.236%, (2.30% - 30-day average SOFR), 10/20/50(5)	5,987	128,339
Series 2021-67, Class SA, 0.795%, (2.30% - 30-day average SOFR), 10/20/50(5)	40,095	960,774
Series 2021-77, Class SB, 1.624%, (3.75% - 1 mo. USD LIBOR), 5/20/51(5)	13,913	741,753
Series 2021-97, Class IG, 2.50%, 8/20/49	43,539	4,521,639
Series 2021-114, Class MI, 3.00%, 6/20/51	11,047	1,375,282
Series 2021-121, Class TI, 3.00%, 7/20/51	40,897	4,288,396
Series 2021-122, Class NI, 3.00%, 7/20/51	7,368	917,576
Series 2021-125, Class SA, 1.624%, (3.75% - 1 mo. USD LIBOR), 7/20/51(5)	17,781	1,001,419
Series 2021-154, Class MI, 3.00%, 9/20/51	55,909	6,145,497
Series 2021-160, Class IT, 2.50%, 9/20/51	19,100	2,030,028
Series 2021-175, Class SA, 0.204%, (1.80% - 1 mo. USD LIBOR), 10/20/51(5)	71,134	443,166

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-187, Class SB, 0.204%, (1.80% - 1 mo. USD LIBOR), 10/20/51(5)	$28,574	$ 167,923
Series 2021-193, Class IU, 3.00%, 11/20/49	50,109	5,480,059
Series 2021-193, Class YS, 0.945%, (2.45% - 30-day average SOFR), 11/20/51(5)	28,284	527,824
Series 2021-201, Class PI, 3.00%, 11/20/51	32,377	3,253,343
Series 2021-209, Class IW, 3.00%, 11/20/51	22,501	2,397,692
Series 2022-104, Class IO, 2.50%, 6/20/51	28,612	3,438,251
Series 2022-119, Class CS, 1.56%, (3.00% - 30-day average SOFR), 7/20/52(5)	225,000	2,733,727
Series 2022-119, Class SC, 1.64%, (3.00% - 30-day average SOFR), 7/20/52(5)	25,000	332,290
Series 2022-119, Class TA, 0.90%, (3.90% - 30-day average SOFR), 7/20/52(5)	50,000	683,545
Series 2022-119, Class TI, 0.85%, (3.85% - 30-day average SOFR), 7/20/52(5)	500,000	6,152,300
Series 2022-126, Class AS, 2.176%, (3.69% - 30-day average SOFR), 7/20/52(5)	67,095	1,467,703
Series 2022-126, Class SC, 2.216%, (3.73% - 30-day average SOFR), 7/20/52(5)	50,000	1,125,000
Series 2022-135, Class SA, (3.00% - 30-day average SOFR), 6/20/52(5)(8)	139,000	1,761,686
Total Collateralized Mortgage Obligations (identified cost $328,960,450)		$249,054,210

Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.551%, 9/15/47(1)(4)	$3,430	$ 2,516,472
Series 2014-C25, Class D, 3.938%, 11/15/47(1)(4)	8,045	5,358,943
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.35%, 8/15/46(1)(4)(9)	5,000	369,159
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class D, 4.553%, 12/10/45(1)(4)	3,740	3,542,989
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,000	2,178,456
Total Commercial Mortgage-Backed Securities (identified cost $22,209,131)		$ 13,966,019

Common Stocks — 0.5%
Security	Shares	Value
Argentina — 0.1%
Banco Macro S.A. ADR(10)	21,300	$ 276,048
Grupo Financiero Galicia S.A. ADR	31,600	246,480
Security	Shares	Value
Argentina (continued)
IRSA Inversiones y Representaciones S.A. ADR(10)	22,900	$ 94,806
Loma Negra Cia Industrial Argentina S.A. ADR	48,300	284,970
Pampa Energia S.A. ADR(10)	20,800	498,160
Telecom Argentina S.A. ADR(10)	57,700	256,765
Transportadora de Gas del Sur S.A. ADR(10)	39,452	235,923
		$ 1,893,152
Bulgaria — 0.2%
Eurohold Bulgaria AD(10)	5,140,100	$ 5,365,902
		$ 5,365,902
Iceland — 0.2%
Arion Banki HF(1)	1,126,817	$ 1,469,327
Eik Fasteignafelag HF	1,980,300	226,494
Eimskipafelag Islands HF	123,618	501,917
Hagar HF	530,600	286,316
Reginn HF	808,000	195,333
Reitir Fasteignafelag HF	544,900	368,150
Siminn HF	5,098,858	428,603
		$ 3,476,140
South Africa — 0.0%(11)
Petra Diamonds, Ltd.(10)	209,000	$ 265,753
		$ 265,753
Total Common Stocks (identified cost $9,669,924)		$ 11,000,947

Convertible Bonds — 0.3%
Security	Principal Amount (000's omitted)		Value
Bermuda — 0.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	5,495	$ 4,753,175
			$ 4,753,175
India — 0.1%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(12)	USD	1,325	$ 852,638
			$ 852,638
Total Convertible Bonds (identified cost $6,462,890)			$ 5,605,813

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 5.1%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(1)(13)	USD	775	$ 780,481
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(1)	USD	151	135,118
Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(12)	USD	1,740	1,413,872
YPF S.A., 4.00% to 1/1/23, 2/12/26(1)(14)	USD	548	434,057
			$ 2,763,528
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(12)	USD	2,311	$ 2,143,452
			$ 2,143,452
Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(12)	USD	1,829	$ 905,355
			$ 905,355
Brazil — 0.9%
Arcos Dorados BV, 6.125%, 5/27/29(1)	USD	2,613	$ 2,486,322
Braskem Netherlands Finance BV, 5.875%, 1/31/50(12)	USD	2,214	1,929,576
Coruripe Netherlands BV:
10.00%, 2/10/27(1)	USD	616	524,836
10.00%, 2/10/27(12)	USD	2,157	1,837,779
Guara Norte S.a.r.l., 5.198%, 6/15/34(12)	USD	1,450	1,192,284
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(12)	USD	1,598	1,267,426
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	1,965	1,579,221
MV24 Capital BV, 6.748%, 6/1/34(12)	USD	600	553,206
Natura & Co. Luxembourg Holding S.a.r.l., 6.00%, 4/19/29(1)	USD	259	240,408
Natura Cosmeticos S.A., 4.125%, 5/3/28(12)	USD	3,715	3,153,255
Odebrecht Offshore Drilling Finance, Ltd.:
6.72%, 12/1/22(1)	USD	62	60,500
6.72%, 12/1/22(12)	USD	525	514,589
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	1,392	1,325,831
Vale S.A., 2.762%(15)(16)	BRL	14,736	1,064,481
			$ 17,729,714
Bulgaria — 0.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(12)	EUR	476	$ 391,483
Security	Principal Amount (000's omitted)		Value
Bulgaria (continued)
Eurohold Bulgaria AD, 6.50%, 12/7/22(12)	EUR	2,000	$ 2,039,378
			$ 2,430,861
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(12)	USD	1,433	$ 1,172,753
			$ 1,172,753
Chile — 0.2%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(12)(17)	USD	406	$ 347,692
7.125% to 4/7/24, 3/26/79(12)(17)	USD	575	525,188
Mercury Chile Holdco, LLC, 6.50%, 1/24/27(12)	USD	941	811,427
VTR Comunicaciones SpA:
4.375%, 4/15/29(12)	USD	2,216	1,455,942
5.125%, 1/15/28(12)	USD	1,689	1,236,082
			$ 4,376,331
China — 0.1%
Kaisa Group Holdings, Ltd., 9.375%, 6/30/24(12)(18)	USD	850	$ 87,504
KWG Group Holdings, Ltd., 7.875%, 9/1/23(12)	USD	519	80,547
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(12)	USD	4,343	434,300
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(12)	USD	400	53,000
8.35%, 4/19/23(12)(18)	USD	1,340	154,674
Times China Holdings, Ltd.:
5.55%, 6/4/24(12)	USD	2,221	293,874
6.75%, 7/16/23(12)	USD	1,041	161,875
			$ 1,265,774
Colombia — 0.0%(11)
Gran Tierra Energy International Holdings, Ltd.:
6.25%, 2/15/25(1)	USD	278	$ 237,135
6.25%, 2/15/25(12)	USD	738	629,518
			$ 866,653
Georgia — 0.2%
Georgia Capital JSC, 6.125%, 3/9/24(12)	USD	1,850	$ 1,763,059
Silknet JSC, 8.375%, 1/31/27(12)	USD	505	488,587
TBC Bank JSC, 8.894% to 11/6/26(12)(15)(17)	USD	1,971	1,862,595
			$ 4,114,241
Honduras — 0.1%
Inversiones Atlantida S.A., 7.50%, 5/19/26(12)	USD	1,735	$ 1,605,014
			$ 1,605,014

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Iceland — 0.2%
Arion Banki HF, 6.00%, 4/12/24(12)	ISK	440,000	$ 3,219,393
Islandsbanki HF, 6.40%, 10/26/23	ISK	120,000	884,891
Landsbankinn HF, 5.00%, 11/23/23(12)	ISK	120,000	872,004
WOW Air HF:
0.00%(13)(15)(18)	EUR	20	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(13)(18)	EUR	900	0
			$ 4,976,288
India — 0.3%
JSW Infrastructure, Ltd., 4.95%, 1/21/29(12)	USD	3,389	$ 2,825,067
JSW Steel, Ltd., 5.05%, 4/5/32(12)	USD	1,732	1,358,978
Network i2i, Ltd., 3.975%, to 3/3/26(12)(15)(17)	USD	1,335	1,119,878
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(12)	USD	2,067	1,792,310
			$ 7,096,233
Indonesia — 0.2%
Alam Sutera Realty Tbk PT:
6.00%, (6.00% cash or 6.25% PIK), 5/2/24(19)	USD	1,419	$ 932,283
6.25%, (6.25% cash or 6.50% PIK), 11/2/25(12)(19)	USD	3,550	1,988,000
Freeport Indonesia PT, 5.315%, 4/14/32(12)	USD	1,710	1,607,400
			$ 4,527,683
Mexico — 0.5%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(12)(18)	USD	2,815	$ 175,937
10.00%, 12/19/22(12)(18)	USD	1,529	81,802
Braskem Idesa SAPI:
6.99%, 2/20/32(12)	USD	970	838,963
7.45%, 11/15/29(12)	USD	3,559	3,248,424
Credito Real SAB de CV:
5.00%, 2/1/27(12)(18)	EUR	347	16,030
8.00%, 1/21/28(12)(18)	USD	2,120	71,020
9.50%, 2/7/26(12)(18)	USD	250	10,313
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(12)(18)	USD	2,879	1,808,012
Petroleos Mexicanos:
5.95%, 1/28/31	USD	2,847	2,218,667
6.75%, 9/21/47	USD	1,930	1,324,491
6.95%, 1/28/60	USD	2,105	1,422,103
			$ 11,215,762
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(12)	USD	2,360	$ 1,714,984
			$ 1,714,984
Security	Principal Amount (000's omitted)		Value
Morocco — 0.1%
OCP S.A., 5.125%, 6/23/51(12)	USD	2,055	$ 1,456,119
			$ 1,456,119
Nigeria — 0.1%
IHS Holding, Ltd., 5.625%, 11/29/26(12)	USD	1,022	$ 853,186
IHS Netherlands Holdco BV, 8.00%, 9/18/27(12)	USD	884	788,413
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(12)	USD	1,277	1,085,476
			$ 2,727,075
Pakistan — 0.0%(11)
Pakistan Water & Power Development Authority, 7.50%, 6/4/31(12)	USD	500	$ 220,365
			$ 220,365
Paraguay — 0.1%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	3,145	$ 2,539,525
			$ 2,539,525
Peru — 0.2%
Auna SAA, 6.50%, 11/20/25(12)	USD	2,600	$ 2,321,989
PetroTal Corp., 12.00%, 2/16/24(1)(12)	USD	1,232	1,256,640
Telefonica del Peru SAA, 7.375%, 4/10/27(12)	PEN	4,500	1,006,410
			$ 4,585,039
Russia — 0.1%
Gazprom PJSC Via Gaz Finance PLC, 4.599% to 10/26/25(12)(15)(17)	USD	1,115	$ 295,475
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(12)	USD	900	99,000
Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(12)(15)(17)	USD	2,446	794,950
			$ 1,189,425
Saint Lucia — 0.2%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(12)	USD	5,130	$ 4,803,835
			$ 4,803,835
Singapore — 0.1%
Indika Energy Capital IV Pte, Ltd., 8.25%, 10/22/25(12)	USD	1,242	$ 1,210,018
			$ 1,210,018
South Africa — 0.3%
HTA Group, Ltd., 7.00%, 12/18/25(12)	USD	2,399	$ 2,129,880

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
South Africa (continued)
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(12)(19)	USD	3,788	$ 3,655,268
			$ 5,785,148
Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(12)	USD	2,305	$ 1,916,838
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(12)	USD	2,399	1,778,187
			$ 3,695,025
Ukraine — 0.1%
Kernel Holding S.A.:
6.50%, 10/17/24(12)	USD	1,418	$ 579,225
6.75%, 10/27/27(12)	USD	1,142	433,389
			$ 1,012,614
United Arab Emirates — 0.3%
NBK Tier 1 Financing, Ltd., 3.625% to 8/24/26(12)(15)(17)	USD	1,840	$ 1,655,062
Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(12)	USD	4,371	4,316,974
			$ 5,972,036
Uzbekistan — 0.0%(11)
Ipoteka-Bank ATIB, 16.00%, 4/16/24(12)	UZS	7,100,000	$ 609,616
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22	UZS	3,000,000	273,870
			$ 883,486
Total Foreign Corporate Bonds (identified cost $132,938,322)			$104,984,336

Government National Mortgage Association Participation Agreements — 11.7%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements:
3.97%, (SOFR + 1.70%), 11/1/22(2)	$109,603	$109,955,419
3.97%, (SOFR + 1.70%), 9/5/23(2)	130,707	130,891,191
Total Government National Mortgage Association Participation Agreements (identified cost $240,310,659)		$240,846,610

Loan Participation Notes — 0.0%(11)
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.0%(11)
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(12)(13)(20)	UZS	2,619,000	$ 239,980
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/26/23(12)(13)(20)	UZS	2,952,000	270,515
Total Loan Participation Notes (identified cost $560,031)			$ 510,495

Reinsurance Side Cars — 2.1%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2019A, 0.00%, 3/22/23(1)(13)(21)(22)	1,440	$ 13,035
Series 2019B, 0.00%, 3/22/23(1)(13)(21)(22)	11,140	241,425
Series 2020A, 0.00%, 3/22/24(1)(13)(21)(22)	947,031	514,238
Series 2021A, 0.00%, 3/21/25(1)(13)(21)(22)	270,000	217,080
Series 2021B, 0.00%, 3/21/25(1)(13)(21)(22)	2,670,000	2,224,110
Series 2022A, 0.00%, 3/20/26(1)(13)(21)(22)	8,000,000	7,948,000
Series 2022B, 0.00%, 3/20/26(1)(13)(21)(22)	6,800,000	6,764,640
Mt. Logan Re, Ltd.:
Series 13, Preference Shares(10)(13)(22)(23)	10,000	10,601,950
Series 17, Preference Shares(10)(13)(22)(23)	860	892,713
Special Investment Series 13, 12/19(10)(13)(22)(23)	1,829	483,272
Sussex Capital, Ltd.:
Designated Investment Series 5, 5/19(10)(13)(22)(23)	249	39,422
Designated Investment Series 5, 12/19(10)(13)(22)(23)	791	22,263
Designated Investment Series 5, 6/20(10)(13)(22)(23)	434	79,706
Designated Investment Series 5, 12/20(10)(13)(22)(23)	292	7,404
Designated Investment Series 5, 4/21(10)(13)(22)(23)	247	142,553
Designated Investment Series 5, 12/21(10)(13)(22)(23)	958	745,445
Designated Investment Series 15, 12/21(10)(13)(22)(23)	743	577,779
Series 5, Preference Shares(10)(13)(22)(23)	6,000	6,117,452
Series 15, Preference Shares(10)(13)(22)(23)	5,000	4,621,056
Sussex Re, Ltd.:
Series 2020A(10)(13)(22)(23)	4,081,939	154,705
Series 2021A(10)(13)(22)(23)	4,154,232	449,488
Total Reinsurance Side Cars (identified cost $38,266,698)		$ 42,857,736

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 0.1%(24)
Borrower/Description	Principal Amount (000's omitted)	Value
Mexico — 0.1%
Petroleos Mexicanos, Term Loan, 5.346%, (1 mo. USD LIBOR + 3.00%), 6/28/24	$1,374	$ 1,325,910
Total Senior Floating-Rate Loans (identified cost $1,330,469)		$ 1,325,910

Sovereign Government Bonds — 13.8%
Security	Principal Amount (000's omitted)		Value
China — 1.3%
China Government Bond:
2.89%, 11/18/31	CNY	154,820	$ 23,149,924
3.53%, 10/18/51	CNY	29,300	4,551,324
			$ 27,701,248
Colombia — 1.6%
Titulos De Tesoreria B:
5.75%, 11/3/27	COP	77,527,000	$ 14,011,856
6.00%, 4/28/28	COP	107,598,100	18,987,915
			$ 32,999,771
Iceland — 0.8%
Republic of Iceland:
5.00%, 11/15/28	ISK	852,032	$ 6,039,062
6.50%, 1/24/31	ISK	1,234,839	9,662,434
8.00%, 6/12/25	ISK	194,682	1,502,094
			$ 17,203,590
Indonesia — 1.0%
Indonesia Government Bond, 6.50%, 2/15/31	IDR	317,860,000	$ 20,733,494
			$ 20,733,494
Mexico — 1.9%
Mexican Udibonos Bond, 2.75%, 11/27/31(25)	MXN	880,842	$ 39,102,215
			$ 39,102,215
New Zealand — 0.8%
New Zealand Government Bond, 3.00%, 9/20/30(12)(25)	NZD	22,321	$ 16,217,198
			$ 16,217,198
Security	Principal Amount (000's omitted)		Value
Serbia — 1.1%
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	3,319,480	$ 23,163,017
5.875%, 2/8/28	RSD	3,280	27,029
			$ 23,190,046
South Africa — 4.4%
Republic of South Africa, 10.50%, 12/21/26	ZAR	1,437,663	$ 91,341,747
			$ 91,341,747
Suriname — 0.5%
Republic of Suriname, 9.25%, 10/26/26(12)(18)	USD	11,370	$ 9,323,400
			$ 9,323,400
Ukraine — 0.4%
Ukraine Government Bond:
10.95%, 11/1/23(13)	UAH	2,763	$ 41,009
11.67%, 11/22/23(13)	UAH	38,811	576,027
15.84%, 2/26/25(13)	UAH	394,170	4,699,350
15.97%, 4/19/23(13)	UAH	650	11,387
16.06%, 8/3/22(13)	UAH	25,000	609,417
Ukraine Government International Bond, 1.258%, GDP-Linked, 5/31/40(12)(26)	USD	4,433	1,213,534
			$ 7,150,724
Total Sovereign Government Bonds (identified cost $342,829,155)			$284,963,433

Sovereign Loans — 0.1%
Borrower/Description	Principal Amount (000's omitted)		Value
Nigeria — 0.1%
Bank of Industry Limited, Term Loan, 7.745%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(27)	USD	1,367	$ 1,368,226
Total Sovereign Loans (identified cost $1,366,902)			$ 1,368,226

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.8%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(6)
Series 2021-SB91, Class X1, 0.57%, 8/25/41(4)	$24,868	$ 931,877
Series 2021-SB92, Class X1, 0.586%, 8/25/41(4)	25,372	906,616
Government National Mortgage Association:
Interest Only:(6)
Series 2021-101, Class IO, 0.686%, 4/16/63(4)	29,084	1,841,519
Series 2021-132, Class IO, 0.719%, 4/16/63(4)	67,515	4,424,664
Series 2021-144, Class IO, 0.825%, 4/16/63(4)	26,419	1,869,173
Series 2021-186, Class IO, 0.768%, 5/16/63(4)	48,800	3,317,793
Series 2022-3, Class IO, 0.641%, 2/16/61(4)	69,414	4,067,384
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $19,729,138)		$ 17,359,026

U.S. Government Agency Mortgage-Backed Securities — 32.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.793%, (COF + 1.25%), with maturity at 2035(28)	$149	$ 148,591
3.50%, with various maturities to 2052	32,904	32,751,631
4.403%, (COF + 1.25%), with maturity at 2030(28)	68	71,687
5.00%, with various maturities to 2052	23,188	23,863,330
7.00%, with various maturities to 2036	666	717,682
8.00%, with maturity at 2026	10	10,213
Federal National Mortgage Association:
3.256%, (COF + 1.25%), with maturity at 2035(28)	77	78,604
3.50%, with various maturities to 2052	28,276	28,183,724
4.00%, 30-Year, TBA(29)	40,000	40,209,386
5.00%, 30-Year, TBA(29)	90,000	92,450,354
5.00%, with various maturities to 2052	17,113	17,618,383
5.50%, 30-Year, TBA(29)	75,000	77,360,344
6.00%, with maturity at 2032	167	179,479
6.50%, with maturity at 2036	333	360,570
7.00%, with maturity at 2037	269	291,577
8.50%, with maturity at 2032	106	118,447
9.50%, with maturity at 2028	27	28,424
Federal National Mortgage Association, 4.078%, (COF + 1.79%), with maturity at 2035(28)	406	428,258
Government National Mortgage Association:
5.00%, with various maturities to 2052	42,750	43,853,796
5.00%, 30-Year, TBA(29)	251,800	258,104,707
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
5.50%, 30-Year, TBA(29)	$45,000	$ 46,231,157
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $658,833,344)		$663,060,344

U.S. Government Guaranteed Small Business Administration Loans (30)(31)— 1.1%
Security	Principal Amount (000's omitted)	Value
0.66%, 3/15/30	$2,667	$ 39,727
0.73%, 7/15/31	2,702	46,741
0.93%, 5/15/42	1,552	44,306
0.98%, 4/15/32	1,246	30,193
1.31%, 4/15/42 to 7/15/42	5,631	237,948
1.34%, 9/15/41	1,805	73,673
1.38%, 6/15/41	3,090	123,341
1.56%, 7/15/42	1,101	52,563
1.61%, 12/15/41 to 7/15/42	3,727	188,559
1.63%, 9/15/41	1,880	94,883
1.68%, 7/15/41	1,931	104,470
1.73%, 10/15/33 to 11/21/41	2,635	126,135
1.81%, 12/21/41	2,735	137,896
1.86%, 4/15/42 to 6/15/42	6,927	392,165
1.91%, 2/15/42 to 7/15/42	4,929	303,214
1.93%, 7/15/42	1,684	102,321
1.96%, 11/29/30 to 6/15/42	2,165	118,462
2.06%, 5/15/42 to 7/15/42	5,012	321,578
2.11%, 4/15/33 to 7/15/42	4,511	276,982
2.16%, 5/15/42 to 6/15/42	3,743	241,293
2.21%, 8/15/42	3,135	210,059
2.23%, 1/15/41	1,385	93,263
2.28%, 11/1/29	1,102	54,156
2.31%, 4/15/42 to 7/15/42	4,973	378,288
2.36%, 1/16/42 to 6/15/42	9,402	684,786
2.38%, 6/15/42	1,388	101,764
2.39%, 7/15/40	1,324	84,483
2.41%, 1/15/38 to 7/15/42	12,308	893,514
2.43%, 3/15/41	1,319	103,809
2.46%, 12/15/26 to 8/15/42	4,315	263,630
2.48%, 2/23/41	1,107	85,127
2.56%, 1/15/41 to 7/15/42	1,941	161,913
2.61%, 2/15/42 to 7/15/42	3,648	297,366
2.66%, 4/15/42 to 6/15/42	2,727	224,129

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
2.68%, 4/15/41 to 4/15/42	$3,274	$ 282,390
2.71%, 7/15/31 to 8/15/42	10,091	804,748
2.76%, 1/15/42 to 3/15/43(32)	12,507	1,136,804
2.86%, 5/15/32 to 6/15/42	10,523	959,168
2.89%, 8/15/40	972	75,748
2.91%, 6/15/42 to 7/15/42	6,859	653,573
2.93%, 4/15/41 to 7/15/42	4,043	351,396
2.96%, 5/15/27 to 1/15/43	9,490	795,326
2.98%, 9/15/41 to 7/15/42	4,183	431,729
3.01%, 10/25/41 to 1/7/43(32)	22,054	2,094,610
3.03%, 6/15/42	1,735	171,289
3.11%, 3/15/42 to 6/15/42	3,703	360,182
3.13%, 6/15/32	547	40,980
3.16%, 5/15/42 to 1/15/43	14,598	1,510,407
3.19%, 8/15/39	1,432	122,728
3.21%, 12/15/26 to 7/15/42	10,685	971,511
3.24%, 7/15/28	1,178	59,944
3.28%, 6/21/26 to 7/15/42	5,100	467,778
3.36%, 3/15/42 to 5/15/42	2,925	316,150
3.41%, 4/15/42 to 12/15/42	5,466	609,040
3.43%, 9/15/41	882	86,164
3.46%, 2/15/27 to 8/15/42	6,616	525,009
3.48%, 7/15/42	1,449	167,925
3.53%, 6/15/26 to 8/15/42	1,456	101,533
3.61%, 6/15/32 to 6/15/42	4,726	559,209
3.64%, 12/15/41	1,044	127,771
3.66%, 5/15/42 to 7/15/42	6,121	737,682
3.68%, 2/15/42 to 5/15/42	627	77,474
3.71%, 1/15/24 to 7/15/42	17,034	1,441,666
3.73%, 1/15/37	1,691	150,429
3.78%, 2/15/27 to 5/15/42	3,284	369,866
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $34,945,451)		$ 23,252,966

U.S. Treasury Obligations — 2.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 1.75%, 8/15/41	$62,180	$ 48,604,843
U.S. Treasury Inflation-Protected Bond, 0.125%, 2/15/52(33)	13,750	11,489,146
Total U.S. Treasury Obligations (identified cost $59,701,142)		$ 60,093,989

Short-Term Investments — 21.5%
Affiliated Fund — 16.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(34)	330,840,926	$330,840,926
Total Affiliated Fund (identified cost $330,840,926)		$330,840,926

Sovereign Government Securities — 5.1%
Security	Principal Amount (000's omitted)		Value
Israel — 5.1%
Bank of Israel Treasury Bill:
0.00%, 8/3/22	ILS	76,163	$ 22,446,771
0.00%, 9/7/22	ILS	257,407	75,787,346
0.00%, 10/7/22	ILS	22,508	6,625,737
			$104,859,854
Ukraine — 0.0%(11)
Ukraine Treasury Bill, 0.00%, 3/1/23(13)	UAH	17,092	$ 392,315
			$ 392,315
Total Sovereign Government Securities (identified cost $104,735,213)			$105,252,169

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 8/9/22(35)	$3,675	$ 3,673,353
0.00%, 8/16/22(35)	3,325	3,322,161
Total U.S. Treasury Obligations (identified cost $6,996,058)		$ 6,995,514
Total Short-Term Investments (identified cost $442,572,197)		$443,088,609

Total Investments — 122.0% (identified cost $2,726,400,256)	$2,519,415,514
Total Written Swaptions — (0.0)% (premiums received $1,893,340)	$ (558,004)

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

TBA Sale Commitments — (4.3)%
U.S. Government Agency Mortgage-Backed Securities — (4.3)%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
3.00%, 30-Year, TBA(29)	$(40,000)	$(38,525,006)
3.50%, 15-Year, TBA(29)	(50,000)	(50,394,493)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $86,741,406)		$(88,919,499)
Total TBA Sale Commitments (proceeds $86,741,406)		$(88,919,499)

Other Assets, Less Liabilities — (17.7)%	$ (364,166,791)
Net Assets — 100.0%	$2,065,771,220
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $373,241,974 or 18.1% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(3)	When-issued security. For a variable rate security interest rate will be determined after July 31, 2022.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2022.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2022.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	When-issued, variable rate security whose interest rate will be determined after July 31, 2022.
(9)	Represents an investment in an issuer that may be deemed to be an affiliate.
(10)	Non-income producing security.
(11)	Amount is less than 0.05% or (0.05)%, as applicable.
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $114,637,381 or 5.5% of the Portfolio's net assets.
(13)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(14)	Step coupon security. Interest rate represents the rate in effect at July 31, 2022.
(15)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(16)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at July 31, 2022.
(17)	Security converts to variable rate after the indicated fixed-rate coupon period.
(18)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(19)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(20)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(21)	Quantity held represents principal in USD.
(22)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(23)	Restricted security.
(24)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(25)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(26)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

(27)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(28)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2022.
(29)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(30)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(31)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(32)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2022 of all interest only securities comprising the certificate.
(33)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(34)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
(35)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

Written Interest Rate Swaptions — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 11/4/32 to pay SOFR and receive 3.09%	Bank of America, N.A.	USD	(44,500,000)	11/2/22	$(190,329)
Option to enter into interest rate swap expiring 5/4/33 to pay SOFR and receive 3.35%	JPMorgan Chase Bank, N.A.	USD	(44,200,000)	5/2/23	(367,675)
Total					$(558,004)
(1)	Amount is less than (0.05)%.
Forward Commodity Contracts(1)
Settlement Date	Deliver	In Exchange For	Counterparty	Value/Unrealized Appreciation (Depreciation)
9/1/22	USD 8,366,876	Gold 4,300 Troy Ounces	Citibank, N.A.	$(776,258)
Total				$(776,258)
(1)	Non-deliverable contracts that are settled with the counterparty in cash.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	18,750,789	ZAR	300,443,895	8/25/22	$ 722,186
USD	1,951,149	ZAR	31,251,159	8/25/22	75,874
PEN	28,912,269	USD	7,643,693	8/31/22	(305,445)
USD	7,854,034	PEN	28,912,269	8/31/22	515,786
AUD	25,158,000	USD	17,132,900	9/21/22	458,647

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
AUD	35,307,000	USD	24,318,155	9/21/22	$ 370,005
AUD	21,280,000	USD	14,808,949	9/21/22	70,934
IDR	144,224,000,000	USD	9,519,736	9/21/22	192,961
IDR	154,696,000,000	USD	10,226,483	9/21/22	191,447
IDR	133,979,289,396	USD	8,891,290	9/21/22	131,482
IDR	137,083,488,172	USD	9,103,094	9/21/22	128,729
IDR	102,812,000,000	USD	6,823,020	9/21/22	100,805
IDR	86,193,340,738	USD	5,824,268	9/21/22	(19,618)
IDR	109,363,900,000	USD	7,389,952	9/21/22	(24,892)
MXN	56,267,942	USD	2,669,713	9/21/22	65,186
MXN	22,586,806	USD	1,093,654	9/21/22	4,176
USD	11,237,647	COP	47,116,530,392	9/21/22	343,086
USD	9,081,897	COP	38,697,962,848	9/21/22	133,927
USD	1,991,391	COP	8,308,581,028	9/21/22	70,232
USD	5,580,647	COP	24,197,126,823	9/21/22	(14,355)
USD	7,236,605	COP	32,145,000,020	9/21/22	(196,151)
USD	26,391,889	EUR	24,635,170	9/21/22	1,125,497
USD	23,292,231	EUR	21,741,834	9/21/22	993,311
USD	6,639,000	EUR	6,197,089	9/21/22	283,124
USD	5,193,404	EUR	4,847,716	9/21/22	221,476
USD	3,197,782	EUR	2,984,929	9/21/22	136,371
USD	2,703,435	EUR	2,523,486	9/21/22	115,290
USD	964,178	EUR	900,000	9/21/22	41,118
USD	333,632	EUR	311,425	9/21/22	14,228
USD	49,906,616	IDR	724,397,033,573	9/21/22	1,122,439
USD	13,472,722	IDR	195,557,240,738	9/21/22	303,012
USD	6,128,930	IDR	91,130,872,752	9/21/22	(8,236)
USD	1,857,483	IDR	27,789,229,412	9/21/22	(16,053)
USD	5,367,218	IDR	80,451,000,000	9/21/22	(50,717)
USD	7,718,504	IDR	115,699,364,756	9/21/22	(73,216)
USD	3,024,437	MXN	62,462,496	9/21/22	(11,547)
USD	1,483,484	MXN	31,266,496	9/21/22	(36,222)
USD	38,961,452	MXN	821,167,145	9/21/22	(951,312)
USD	17,328,873	NZD	26,865,012	9/21/22	437,276
USD	964,346	PEN	3,660,000	9/21/22	37,696
USD	184,414	PEN	700,000	9/21/22	7,186
USD	62,125	PEN	236,080	9/21/22	2,353
USD	42,864,961	ZAR	685,882,243	9/21/22	1,826,317
USD	38,456,569	ZAR	624,688,513	9/21/22	1,079,352
USD	34,470,188	ZAR	560,243,972	9/21/22	948,905
USD	4,576,723	ZAR	73,232,137	9/21/22	194,997
USD	1,301,962	ZAR	21,149,077	9/21/22	36,542
USD	4,027,726	ZAR	69,075,496	9/21/22	(105,294)

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
ZAR	99,063,702	USD	5,732,521	9/21/22	$ 194,794
					$10,883,689
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	62,462,496	USD	3,053,708	Standard Chartered Bank	8/1/22	$ 10,356	$ —
MXN	405,542,384	USD	20,006,888	Standard Chartered Bank	8/1/22	—	(113,220)
USD	60,419,077	ILS	191,815,466	JPMorgan Chase Bank, N.A.	8/1/22	3,988,656	—
USD	19,105,117	MXN	382,955,578	Standard Chartered Bank	8/1/22	319,432	—
USD	3,116,166	MXN	62,462,496	Standard Chartered Bank	8/1/22	52,101	—
USD	1,104,221	MXN	22,586,806	Standard Chartered Bank	8/1/22	—	(3,763)
USD	24,079,118	ILS	76,155,025	JPMorgan Chase Bank, N.A.	8/3/22	1,673,852	—
EUR	311,425	USD	311,646	Standard Chartered Bank	8/5/22	6,711	—
USD	225,987	EUR	225,826	Standard Chartered Bank	8/5/22	—	(4,866)
USD	708,503	EUR	708,000	Standard Chartered Bank	8/5/22	—	(15,256)
USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(853,316)
USD	19,588,843	ILS	68,411,605	Goldman Sachs International	9/7/22	—	(578,256)
USD	7,262,521	ILS	25,305,455	Standard Chartered Bank	9/7/22	—	(197,290)
USD	48,363	ILS	165,980	UBS AG	9/7/22	—	(567)
USD	47,114,093	ILS	163,523,593	Goldman Sachs International	9/8/22	—	(1,094,456)
ZAR	176,784,000	USD	10,284,201	Standard Chartered Bank	9/19/22	295,593	—
ZAR	76,994,086	USD	4,479,040	Standard Chartered Bank	9/19/22	128,739	—
ZAR	341,912,884	USD	19,877,004	UBS AG	9/19/22	585,074	—
ZAR	20,447,000	USD	1,189,669	UBS AG	9/19/22	34,000	—
THB	202,280,930	USD	5,582,474	Standard Chartered Bank	9/21/22	—	(68,217)
THB	148,700,000	USD	4,172,864	Standard Chartered Bank	9/21/22	—	(119,244)
THB	213,200,000	USD	6,032,824	Standard Chartered Bank	9/21/22	—	(220,910)
THB	213,200,000	USD	6,045,654	Standard Chartered Bank	9/21/22	—	(233,740)
THB	297,491,509	USD	8,498,543	Standard Chartered Bank	9/21/22	—	(388,810)
USD	1,528,879	MYR	6,750,000	Barclays Bank PLC	9/21/22	13,292	—
USD	24,313,973	THB	835,872,439	Standard Chartered Bank	9/21/22	1,527,767	—
USD	3,873,906	THB	133,000,000	Standard Chartered Bank	9/21/22	248,275	—
USD	3,088,128	THB	106,000,000	Standard Chartered Bank	9/21/22	198,527	—
USD	11,831	ILS	40,515	Citibank, N.A.	10/7/22	—	(138)
USD	6,397,485	ILS	22,467,853	Goldman Sachs International	10/7/22	—	(239,905)
CNH	22,086,125	USD	3,299,722	BNP Paribas	12/22/22	—	(18,511)
USD	9,367,185	CNH	62,700,000	Bank of America, N.A.	12/22/22	52,200	—
USD	9,274,337	CNH	62,200,000	Bank of America, N.A.	12/22/22	33,635	—
USD	9,491,951	CNH	63,700,000	Bank of America, N.A.	12/22/22	28,402	—
USD	20,542,839	CNH	137,500,000	BNP Paribas	12/22/22	115,242	—
USD	14,671,322	CNH	98,200,000	BNP Paribas	12/22/22	82,304	—

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,038,250	CNH	40,400,000	BNP Paribas	12/22/22	$ 36,251	$ —
USD	4,304,495	CNH	28,800,000	BNP Paribas	12/22/22	25,842	—
USD	4,706,271	CNH	31,500,000	JPMorgan Chase Bank, N.A.	12/22/22	26,494	—
USD	3,361,622	CNH	22,500,000	JPMorgan Chase Bank, N.A.	12/22/22	18,925	—
USD	9,514,734	CNH	63,700,000	Standard Chartered Bank	12/22/22	51,185	—
USD	5,616,929	CNH	37,600,000	Standard Chartered Bank	12/22/22	30,909	—
USD	4,931,681	CNH	33,000,000	Standard Chartered Bank	12/22/22	29,058	—
USD	10,234,347	CNH	68,700,000	Standard Chartered Bank	12/22/22	27,977	—
USD	4,003,555	CNH	26,800,000	Standard Chartered Bank	12/22/22	22,031	—
USD	3,528,022	CNH	23,607,515	Standard Chartered Bank	12/22/22	20,787	—
USD	5,030,996	BHD	1,911,024	Standard Chartered Bank	3/13/23	—	(25,416)
USD	4,226,390	SAR	15,887,000	Standard Chartered Bank	3/13/23	—	(9,166)
USD	14,516,249	SAR	54,539,000	Standard Chartered Bank	3/14/23	—	(24,158)
USD	6,711,224	BHD	2,554,000	Standard Chartered Bank	3/15/23	—	(46,288)
USD	9,325,301	BHD	3,527,976	Standard Chartered Bank	3/16/23	—	(9,099)
USD	14,485,050	SAR	54,500,000	Standard Chartered Bank	3/14/24	—	(31,920)
USD	7,606,557	BHD	2,900,000	Standard Chartered Bank	3/18/24	—	(31,296)
USD	11,776,656	OMR	4,666,500	BNP Paribas	4/8/24	—	(325,805)
USD	11,825,022	OMR	4,664,971	Standard Chartered Bank	4/22/24	—	(273,030)
USD	8,189,339	OMR	3,237,000	BNP Paribas	7/8/24	—	(203,744)
USD	5,155,499	OMR	2,039,000	Standard Chartered Bank	7/15/24	—	(131,242)
USD	954,425	OMR	378,000	BNP Paribas	7/29/24	—	(25,622)
						$9,683,617	$(5,287,251)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/26/22	COP	27,410,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$6,393,954	$(157,630)
9/29/22	COP	17,132,879	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	3,996,473	—
9/29/22	COP	8,038,070	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	1,874,987	48,425
						$(109,205)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Australia 10-Year Treasury Bond	289	Long	9/15/22	$ 25,234,015	$ 971,991
U.S. 2-Year Treasury Note	10	Long	9/30/22	2,104,609	(10,044)
U.S. 5-Year Treasury Note	42	Long	9/30/22	4,776,515	89,406
U.S. 10-Year Treasury Note	40	Long	9/21/22	4,845,625	34,929
U.S. Ultra-Long Treasury Bond	4	Long	9/21/22	633,250	(1,188)
Euro-Bobl	(4)	Short	9/8/22	(522,758)	(15,070)
Japan 10-Year Bond	(193)	Short	9/12/22	(217,835,996)	(2,116,732)
U.S. 5-Year Treasury Note	(2,572)	Short	9/30/22	(292,504,720)	(447,127)
U.S. 10-Year Treasury Note	(2,230)	Short	9/21/22	(270,143,594)	(1,938,356)
U.S. Long Treasury Bond	(2)	Short	9/21/22	(288,000)	(6,754)
U.S. Ultra 10-Year Treasury Note	(336)	Short	9/21/22	(44,100,000)	(123,366)
U.S. Ultra-Long Treasury Bond	(135)	Short	9/21/22	(21,372,187)	(179,064)
					$(3,741,375)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$ 806,665
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	2,858,681
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	499,040
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	499,040
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	498,348
EUR	5,260	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	574,505
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(1,002,590)
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(3,336,675)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(528,711)

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	$ (528,711)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(530,994)
EUR	5,260	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(679,604)
USD	10,320	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.98% (pays upon termination)	12/2/26	(509,926)
USD	26,110	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(1,134,360)
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	(1,285,799)
USD	14,990	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.13% (pays upon termination)	3/29/32	53,104
USD	10,190	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.16% (pays upon termination)	3/30/32	75,887
USD	3,111	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.04% (pays upon termination)	3/31/32	(14,761)
USD	4,150	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.09% (pays upon termination)	6/14/32	63,719
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(3,790,710)
USD	24,200	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,091,547)
USD	8,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(387,459)
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	4,146,674
USD	16,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	534,391
USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	259,872
USD	8,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	366,445
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	445,278
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	433,708
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	446,182
							$(2,260,308)

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$2,829,781
								$2,829,781
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	37,390	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/4/27	$ 127,056	$ —	$ 127,056
CAD	52,300	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.45% (pays semi-annually)	7/21/27	883,869	29	883,898
CLP	1,772,270	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	(8,155)	—	(8,155)
CLP	1,163,100	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(32,311)	—	(32,311)
CLP	3,572,210	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	(54,139)	—	(54,139)
CNY	117,210	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.46% (pays quarterly)	9/21/27	4,588	—	4,588
CNY	122,990	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.46% (pays quarterly)	9/21/27	4,814	—	4,814
CNY	42,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	2,369	—	2,369
CNY	71,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	4,036	—	4,036
CNY	31,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	8,113	—	8,113
CNY	35,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	10,555	—	10,555
CNY	24,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.51% (pays quarterly)	9/21/27	9,014	—	9,014
CNY	36,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	15,478	—	15,478

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	12,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	$ 5,486	$ —	$ 5,486
CNY	35,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	16,411	—	16,411
CNY	35,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.53% (pays quarterly)	9/21/27	16,655	—	16,655
COP	51,043,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,836,361	—	1,836,361
COP	11,169,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	386,750	—	386,750
COP	4,505,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	198,069	—	198,069
COP	3,218,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	141,142	—	141,142
ILS	52,600	Pays	3-month ILS TELBOR (pays quarterly)	2.47% (pays annually)	9/21/27	75,316	—	75,316
MXN	293,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.56% (pays monthly)	9/15/27	253,944	—	253,944
NZD	6,870	Pays	3-month NZD Bank Bill (pays quarterly)	3.98% (pays semi-annually)	7/25/27	82,577	—	82,577
NZD	9,170	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	114,705	—	114,705
NZD	11,860	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	148,353	—	148,353
PLN	29,033	Receives	6-month PLN WIBOR (pays semi-annually)	6.51% (pays annually)	6/28/32	(568,345)	—	(568,345)
PLN	29,032	Receives	6-month PLN WIBOR (pays semi-annually)	6.78% (pays annually)	6/28/32	(697,686)	—	(697,686)
PLN	35,735	Receives	6-month PLN WIBOR (pays semi-annually)	6.99% (pays annually)	9/21/32	(1,001,576)	—	(1,001,576)
THB	566,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.29% (pays quarterly)	9/21/27	91,679	—	91,679
USD	14,800	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	601,958	—	601,958
USD	14,850	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	607,355	—	607,355
USD	33,500	Receives	SOFR (pays annually)	2.85% (pays annually)	3/30/32	(1,403,873)	(131,314)	(1,535,187)
USD	4,496	Receives	SOFR (pays annually)	2.90% (pays annually)	6/14/32	(193,997)	—	(193,997)
ZAR	14,620	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(39,424)	—	(39,424)
Total						$1,647,147	$(131,285)	$1,515,862

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Standard Chartered Bank	MYR	82,071	Pays	3-month MYR KLIBOR (pays quarterly)	3.55% (pays quarterly)	9/21/27	$4,708
Total							$4,708
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$6,700	1.00% (pays quarterly)(1)	6/20/27	$ 484,086	$(333,101)	$ 150,985
Malaysia	22,017	1.00% (pays quarterly)(1)	6/20/27	(258,273)	88,387	(169,886)
Markit CDX North America Investment Grade Index (CDX.NA.IG.38.V1)	67,000	1.00% (pays quarterly)(1)	6/20/27	(671,919)	811,549	139,630
Mexico	9,990	1.00% (pays quarterly)(1)	6/20/27	238,704	(241,934)	(3,230)
Turkey	2,397	1.00% (pays quarterly)(1)	6/20/27	615,724	(510,176)	105,548
Total				$408,322	$(185,275)	$223,047
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 959,074,478 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 32,886 (pays semi-annually)*	2/11/31	$56,568
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 959,284,060 (pays semi-annually)*	(0.27)% on CLP equivalent of CLF 32,885 (pays semi-annually)*	2/12/31	59,503
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 467,082,022 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 15,992 (pays semi-annually)*	2/17/31	32,003
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,831,709,463 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 62,683 (pays semi-annually)*	2/19/31	91,724
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,427,472,450 (pays semi-annually)*	2.06% on CLP equivalent of CLF 45,000 (pays semi-annually)*	3/29/32	(134,466)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 952,568,100 (pays semi-annually)*	2.10% on CLP equivalent of CLF 30,000 (pays semi-annually)*	4/8/32	(93,993)

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC) (continued)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,921,491,280 (pays semi-annually)*	2.25% on CLP equivalent of CLF 92,000 (pays semi-annually)*	4/11/32	$(337,750)
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 558,512,295 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/11/31	31,419
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,117,024,590 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 38,302 (pays semi-annually)*	2/11/31	63,447
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,117,024,590 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 38,302 (pays semi-annually)*	2/11/31	64,665
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 890,207,440 (pays semi-annually)*	(0.30)% on CLP equivalent of CLF 30,517 (pays semi-annually)*	2/12/31	58,129
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 839,036,096 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 28,727 (pays semi-annually)*	2/16/31	56,731
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 559,347,662 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/16/31	39,649
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 564,044,545 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 19,307 (pays semi-annually)*	2/18/31	31,691
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 564,185,100 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 19,307 (pays semi-annually)*	2/19/31	28,405
				$47,725
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
ADR	– American Depositary Receipt
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate

LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso

CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
EUR	– Euro
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

ISK	– Icelandic Krona
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty

RSD	– Serbian Dinar
SAR	– Saudi Riyal
THB	– Thai Baht
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2022 were $1,072,904 or 0.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2022, the Portfolio owned the following securities (representing 1.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$10,601,950
Mt. Logan Re, Ltd., Series 17, Preference Shares	1/26/21	860	572,931	892,713
Mt. Logan Re, Ltd., Special Investment Series 13, 12/19	1/17/20	1,829	1,322,544	483,272
Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	39,422
Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	22,263
Sussex Capital, Ltd., Designated Investment Series 5, 6/20	6/30/20	434	69,673	79,706
Sussex Capital, Ltd., Designated Investment Series 5, 12/20	1/25/21	292	284,695	7,404
Sussex Capital, Ltd., Designated Investment Series 5, 4/21	4/1/21	247	195,858	142,553
Sussex Capital, Ltd., Designated Investment Series 5, 12/21	1/24/22	958	0	745,445
Sussex Capital, Ltd., Designated Investment Series 15, 12/21	1/24/22	743	0	577,779
Sussex Capital, Ltd., Series 5, Preference Shares	12/17/18	6,000	4,563,671	6,117,452
Sussex Capital, Ltd., Series 15, Preference Shares	6/1/21	5,000	5,000,000	4,621,056
Sussex Re, Ltd., Series 2020A	1/21/20	4,081,939	0	154,705
Sussex Re, Ltd., Series 2021A	1/14/21	4,154,232	13,328	449,488
Total Restricted Securities			$19,567,086	$24,935,208
Affiliated Investments
The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2022, the value of the Portfolio's investment in affiliated issuers and funds was $331,210,085, which represents 16.0% of the Portfolio's net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.35%, 8/15/46	$367,500	$ —	$ —	$ —	$143,190	$369,159	$265,554	$5,000,000
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	320,744,078	1,342,161,545	(1,662,885,046)	(20,577)	—	—	89,693	—
Liquidity Fund, Institutional Class(1)	—	1,052,540,705	(721,699,779)	—	—	330,840,926	1,000,515	330,840,926
Total				$(20,577)	$143,190	$331,210,085	$1,355,762
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 348,264,236	$ —	$ 348,264,236
Closed-End Funds	7,812,609	—	—	7,812,609
Collateralized Mortgage Obligations	—	249,054,210	—	249,054,210
Commercial Mortgage-Backed Securities	—	13,966,019	—	13,966,019
Common Stocks	1,893,152	9,107,795*	—	11,000,947
Convertible Bonds	—	5,605,813	—	5,605,813
Foreign Corporate Bonds	—	104,203,855	780,481	104,984,336
Government National Mortgage Association Participation Agreements	—	240,846,610	—	240,846,610
Loan Participation Notes	—	—	510,495	510,495
Reinsurance Side Cars	—	—	42,857,736	42,857,736
Senior Floating-Rate Loans	—	1,325,910	—	1,325,910
Sovereign Government Bonds	—	279,026,243	5,937,190	284,963,433
Sovereign Loans	—	1,368,226	—	1,368,226
U.S. Government Agency Commercial Mortgage-Backed Securities	—	17,359,026	—	17,359,026
U.S. Government Agency Mortgage-Backed Securities	—	663,060,344	—	663,060,344
U.S. Government Guaranteed Small Business Administration Loans	—	23,252,966	—	23,252,966
U.S. Treasury Obligations	—	60,093,989	—	60,093,989
Short-Term Investments:
Affiliated Fund	330,840,926	—	—	330,840,926
Sovereign Government Securities	—	104,859,854	392,315	105,252,169
U.S. Treasury Obligations	—	6,995,514	—	6,995,514
Total Investments	$340,546,687	$2,128,390,610	$50,478,217	$2,519,415,514
Forward Foreign Currency Exchange Contracts	$ —	$ 22,380,364	$ —	$ 22,380,364
Non-Deliverable Bond Forward Contracts	—	48,425	—	48,425
Futures Contracts	1,096,326	—	—	1,096,326
Swap Contracts	—	22,995,129	—	22,995,129
Total	$341,643,013	$2,173,814,528	$50,478,217	$2,565,935,758
Liability Description
TBA Sale Commitments	$ —	$ (88,919,499)	$ —	$ (88,919,499)
Written Interest Rate Swaptions	—	(558,004)	—	(558,004)
Forward Commodity Contracts	—	(776,258)	—	(776,258)

Global Opportunities Portfolio
July 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (7,100,309)	$ —	$ (7,100,309)
Non-Deliverable Bond Forward Contracts	—	(157,630)	—	(157,630)
Futures Contracts	(4,837,701)	—	—	(4,837,701)
Swap Contracts	—	(20,317,754)	—	(20,317,754)
Total	$ (4,837,701)	$ (117,829,454)	$ —	$ (122,667,155)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Investments in Sovereign Government Bonds	Investments in Sovereign Government Securities	Total
Balance as of October 31, 2021	$1,034,540	$526,298	$39,352,445	$ —	$ —	$40,913,283
Realized gains (losses)	—	—	(1,426,234)	—	—	(1,426,234)
Change in net unrealized appreciation (depreciation)	20,941	(20,061)	732,257	(12,857,675)	(60,955)	(12,185,493)
Cost of purchases	—	—	14,800,000	488,908	448,042	15,736,950
Proceeds from sales, including return of capital	(275,000)	—	(10,600,732)	—	—	(10,875,732)
Accrued discount (premium)	—	4,258	—	134,637	5,228	144,123
Transfers to Level 3	—	—	—	18,171,320	—	18,171,320
Transfers from Level 3	—	—	—	—	—	—
Balance as of July 31, 2022	$ 780,481	$510,495	$ 42,857,736	$ 5,937,190	$392,315	$ 50,478,217
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2022	$ 16,892	$(20,061)	$ (52,437)	$(12,857,675)	$(60,955)	$(12,974,236)
* The Portfolio's investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2022:
Type of Investment	Fair Value as of July 31, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$780,481	Matrix Pricing	Credit Spread to U.S. Treasury	28.89%	Decrease
Loan Participation Notes	510,495	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.66%	Decrease
Sovereign Government Bonds	5,937,190	Third Party Indication of Value	Foreign Currency Exchange Rate	41.10 UAH/USD	Decrease
Sovereign Government Securities	392,315	Third Party Indication of Value	Foreign Currency Exchange Rate	41.10 UAH/USD	Decrease
Included in foreign corporate bonds are securities valued at $0 based on their estimated recovery value percentage.
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report.